Shareholder Report, Average Annual Return (Details)				10 Months Ended		12 Months Ended	30 Months Ended	48 Months Ended
	Dec. 15, 2023	Mar. 31, 2022	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000234952
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Income Opportunities Fund - Class A				VELA Income Opportunities Fund - Class A
Average Annual Return, Percent						10.62%	(0.14%)
C000234953
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Income Opportunities Fund - Class I
C000221920
Average Annual Return [Line Items]
Line Graph and Table Measure Name						VELA International Fund - Class A
Average Annual Return, Percent						13.35%		8.76%
C000221919
Average Annual Return [Line Items]
Line Graph and Table Measure Name						VELA International Fund - Class I
C000221922
Average Annual Return [Line Items]
Line Graph and Table Measure Name						VELA Large Cap Plus Fund - Class A
Average Annual Return, Percent						17.56%		14.46%
C000221921
Average Annual Return [Line Items]
Line Graph and Table Measure Name						VELA Large Cap Plus Fund - Class I
C000246925
Average Annual Return [Line Items]
Line Graph and Table Measure Name				VELA Short Duration Fund - Class A
Average Annual Return, Percent					(1.19%)
C000246926
Average Annual Return [Line Items]
Line Graph and Table Measure Name				VELA Short Duration Fund - Class I
C000221924
Average Annual Return [Line Items]
Line Graph and Table Measure Name						VELA Small Cap Fund - Class A
Average Annual Return, Percent						13.62%		16.77%
C000221923
Average Annual Return [Line Items]
Line Graph and Table Measure Name						VELA Small Cap Fund- Class I
Without Sales Load [Member] | C000234952
Average Annual Return [Line Items]
Average Annual Return, Percent						16.47%	1.95%
Without Sales Load [Member] | C000234953
Average Annual Return [Line Items]
Average Annual Return, Percent						16.76%	2.22%
Without Sales Load [Member] | C000221920
Average Annual Return [Line Items]
Average Annual Return, Percent						19.33%		10.17%
Without Sales Load [Member] | C000221919
Average Annual Return [Line Items]
Average Annual Return, Percent						19.69%		10.49%
Without Sales Load [Member] | C000221922
Average Annual Return [Line Items]
Average Annual Return, Percent						23.74%		15.94%
Without Sales Load [Member] | C000221921
Average Annual Return [Line Items]
Average Annual Return, Percent						24.04%		16.22%
Without Sales Load [Member] | C000246925
Average Annual Return [Line Items]
Average Annual Return, Percent					4.05%
Without Sales Load [Member] | C000246926
Average Annual Return [Line Items]
Average Annual Return, Percent					4.81%
Without Sales Load [Member] | C000221924
Average Annual Return [Line Items]
Average Annual Return, Percent						19.61%		18.29%
Without Sales Load [Member] | C000221923
Average Annual Return [Line Items]
Average Annual Return, Percent						19.92%		18.59%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						35.19%	10.92%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						35.19%	10.92%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI WORLD ex USA Index
Average Annual Return, Percent						24.98%		10.51%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI WORLD ex USA Index
Average Annual Return, Percent						24.98%		10.51%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						35.19%		15.33%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						35.19%		15.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					5.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					5.10%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						35.19%		15.33%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						35.19%		15.33%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						22.96%	5.65%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						22.96%	5.65%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						35.68%		15.55%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						35.68%		15.55%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent					4.86%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent					4.86%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						26.76%		11.76%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						26.76%		11.76%